FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets, carrying value	$ 61,698	$ 59,010
Financial assets, at fair value	61,698	59,010
Disclosure of financial liabilities [line items]
Financial liabilities	285,251	287,864
Financial liabilities	284,508	286,537
Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	14,769	11,349
Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	6,812	6,865
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	40,117	40,796
Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	5,689	8,650
Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	279,562	279,214
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	14,232	12,160
Financial liabilities	13,471	11,350
Corporate borrowings | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	14,232	12,160
Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	204,558	205,336
Financial liabilities	204,502	205,003
Property-specific borrowings | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	204,558	205,336
Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	16,002	16,214
Financial liabilities	16,076	16,030
Subsidiary borrowings | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Subsidiary borrowings | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Subsidiary borrowings | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	16,002	16,214
Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	220,560	221,550
Financial liabilities	220,578	221,033
Property-specific borrowings and subsidiary borrowings [Member] | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings and subsidiary borrowings [Member] | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings and subsidiary borrowings [Member] | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	220,560	221,550
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	45,700	50,009
Financial liabilities	45,700	50,009
Accounts payable and other | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	5,560	8,387
Accounts payable and other | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	40,140	41,622
Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities	4,759	4,145
Financial liabilities	4,759	4,145
Subsidiary equity obligations | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	129	263
Subsidiary equity obligations | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Subsidiary equity obligations | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	4,630	3,882
Equity derivatives
Disclosure of financial assets [line items]
Financial assets, carrying value	5,744	5,181
Financial assets, at fair value	5,744	5,181
Equity derivatives | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	3,913	3,354
Equity derivatives | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	1,831	1,827
Equity derivatives | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets, carrying value	8,142	9,904
Financial assets, at fair value	8,142	9,904
Loans and notes receivables | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	41	63
Loans and notes receivables | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Loans and notes receivables | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	8,101	9,841
Cash And Cash Equivalents1
Disclosure of financial assets [line items]
Financial assets, carrying value	15,051	11,222
Financial assets, at fair value	15,051	11,222
Cash And Cash Equivalents1 | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Cash And Cash Equivalents1 | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Cash And Cash Equivalents1 | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	15,051	11,222
Other financial assets
Disclosure of financial assets [line items]
Financial assets, carrying value	25,887	28,324
Financial assets, at fair value	25,887	28,324
Other financial assets | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	10,029	8,734
Other financial assets | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	6,812	6,865
Other financial assets | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	9,046	12,725
Trade receivables and other [Member]
Disclosure of financial assets [line items]
Financial assets, carrying value	20,760	19,464
Financial assets, at fair value	20,760	19,464
Trade receivables and other [Member] | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value		2,615
Trade receivables and other [Member] | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Trade receivables and other [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	16,020	16,849
Loans to government [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	1,383	1,600
Financial assets, at fair value	1,383	1,600
Loans to government [member] | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Loans to government [member] | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	1,383	1,600
Loans to government [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Loans to corporate entities [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	2,730	2,441
Financial assets, at fair value	2,730	2,441
Loans to corporate entities [member] | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	788	866
Loans to corporate entities [member] | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	1,506	1,573
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	436	2
Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets, carrying value	7,888	9,198
Financial assets, at fair value	7,888	9,198
Fixed income securities and other | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	5,287	4,451
Fixed income securities and other | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	2,092	1,865
Fixed income securities and other | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	$ 509	$ 2,882